LOANS AND OTHER FINANCING - Withdrawal of financial assets from its balance sheet (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LOANS AND OTHER FINANCING
Contractual amounts pending of collection of such withdrawn assets	$ 14,082,050	$ 19,795,047
Balance at the beginning of the year	19,795,047	53,340,375
Additions	12,327,162	34,044,264
Disposals	(5,441,409)	(13,526,860)
Cash collection	(3,556,231)	(9,034,998)
Portfolio sales	(466,457)	(1,808,888)
Condonation	(1,418,721)	(2,682,974)
Exchange differences and other movements	(12,598,750)	(54,062,732)
Gross carrying amount	$ 14,082,050	$ 19,795,047